Statutory and other information - Shares and share options (Details) € / shares in Units, € in Millions, Options in Millions	12 Months Ended
	Mar. 31, 2020 EUR (€) EquityInstruments € / shares shares	Mar. 31, 2019 EUR (€) EquityInstruments Options shares	Mar. 30, 2019 EquityInstruments	Mar. 31, 2018 EUR (€) EquityInstruments shares	Mar. 31, 2016 EquityInstruments € / shares	Mar. 31, 2015 EquityInstruments € / shares
Disclosure of transactions between related parties [line items]
Share options	50,000	20.0				30,000
Options granted exercise price | € / shares	€ 11.12					€ 6.25
Share based compensation | €	€ 3.7	€ 4.5		€ 3.1
David Bonderman
Disclosure of transactions between related parties [line items]
Share capital | shares	7,535,454	7,535,454		7,535,454
Share options	80,000	80,000		30,000
Roisin Brennan
Disclosure of transactions between related parties [line items]
Share options	50,000	50,000
Michael Cawley
Disclosure of transactions between related parties [line items]
Share capital | shares	756,198	756,198		756,198
Share options	80,000	80,000		30,000
Emer Daly
Disclosure of transactions between related parties [line items]
Share capital | shares	3,260	3,260		3,260
Share options	50,000	50,000
Stan McCarthy
Disclosure of transactions between related parties [line items]
Share capital | shares	10,000	10,000		10,000
Share options	50,000	50,000
Kyran McLaughlin
Disclosure of transactions between related parties [line items]
Share capital | shares	255,000	225,000		225,000
Share options	50,000	80,000		30,000
Howard Millar
Disclosure of transactions between related parties [line items]
Share capital | shares	390,000	390,000		390,000
Share options	80,000	80,000		30,000	30,000
Options granted exercise price | € / shares					€ 11.38
Dick Milliken
Disclosure of transactions between related parties [line items]
Share capital | shares	9,750	9,750		9,750
Share options	80,000	80,000		30,000
Mike O Brien
Disclosure of transactions between related parties [line items]
Share options	50,000	50,000
Michael O'Leary
Disclosure of transactions between related parties [line items]
Share capital | shares	44,096,725	44,096,725		46,096,725
Share options	15,000,000	15,000,000	10,000,000	5,000,000		5,000,000
Options granted exercise price | € / shares	€ 11.12					€ 8.350
Julie O Neill
Disclosure of transactions between related parties [line items]
Share capital | shares	1,000	1,000
Share options	80,000	80,000		30,000
Louise Phelan
Disclosure of transactions between related parties [line items]
Share capital | shares	30,000	30,000		6,825
Share options	80,000	80,000		30,000
Director
Disclosure of transactions between related parties [line items]
Share based compensation | €	€ 2.7	€ 1.9		€ 1.5